Other liabilities - Summary of Detailed Information About Other Liabilities Explanatory (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Non-current
Employee benefits obligations	₨ 3,767		₨ 2,083
Others	3,770		3,175
Total non-current liabilities	7,537		5,258
Current
Statutory and other liabilities	4,919		5,430
Employee benefits obligations	12,356		10,065
Advance from customers	1,464		1,361
Others	515		1,190
Current non-financial liabilities	19,254	$ 255	18,046
Total	₨ 26,791		₨ 23,304